20 Broad Street
New York, NY 10005

13002831

NYSE REGULATION

Received SEC
SEP 06 2013
Washington, DC 20549

CERT ARCA

September 6, 2013

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Credit Suisse AG
	Issuer CIK:	0001053092
	SEC File Number:	001-33434
	Form 8-A Date:	9/5/2013

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

Credit Suisse FI Enhanced Europe 50 Exchange Traded Notes (ETNs) due September 10, 2018 linked to the STOXX Europe 50® USD (Gross Return) Index

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Listing Compliance